MORTGAGE NOTE PAYABLE (Narrative) (Details) (Iroquois Mortgage Loan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Apr. 03, 2012
Iroquois Mortgage Loan [Member]
Participating Mortgage Loans [Line Items]
Mortgage loan, issuance date	Apr. 03, 2012
Mortgage loan		$ 9.2
Mortgage loan, description of variable rate basis	one-month London Interbank Offered Rate (“LIBOR”)
Mortgage loan, basis spread on variable rate (in hundredths)	2.61%
Percentage of premium at which loan can be prepaid (in hundredths)	1.00%